Intangible Assets	12 Months Ended
Dec. 31, 2014
INTANGIBLE ASSETS [Abstract]
Intangible Assets
NOTE 7 - INTANGIBLE ASSETS

Intangible assets as of December 31, 2014 and 2013 consisted of the following:

	Cost	Accumulated Amortization	Net Book Value
Favorable lease terms December 31, 2012	$ 248,528	$ (88,049)	$ 160,479
Additions	-	(37,869)	(37,869)
Accelerated amortization	-	(3,205)	(3,205)
Favorable lease terms December 31, 2013	$ 248,528	$ (129,123)	$ 119,405
Additions	-	(23,287)	(23,287)
Accelerated amortization	(89,541)	67,478	(22,063)
Favorable lease terms December 31, 2014	$ 158,987	$ (84,932)	$ 74,055

Amortization expense of favorable lease terms for the years ended December 31, 2014, 2013 and 2012 is presented in the following table:

	Year Ended
	December 31,	December 31,	December 31,
	2014	2013	2012
Favorable lease terms	$(23,287)	$(37,869)	$(37,295)
Acceleration of favorable lease terms	(22,063)	(3,205)	—
Total	$(45,350)	$(41,074)	$(37,295)

The aggregate amortization of the intangibles as of December 31 is estimated to be as follows:

Year	Amount
2015	$ 17,032
2016	13,098
2017	13,389
2018	13,073
2019	10,052
2020 and thereafter	7,411
$ 74,055

During the year ended December 31, 2014, Navios Partners' accelerated $22,010 of amortization of the Navios Pollux favorable lease intangible due to a change in its useful life following the termination of the credit default insurance policy (Refer to Note 20 “Other Income” for further details). The additional amount of $53 of accelerated amortization incurred in year ended December 31, 2014, relates to the expiration of the intangible assets associated with two vessels of our fleet.

In relation to Navios Partners' new suspension agreement, entered into in June 2013, the amount of $3,205 of the Navios Melodia favorable lease term that corresponded to the suspension period until April 2016 was written-off in the statement of income under the caption of “Depreciation and amortization”.

Intangible assets subject to amortization are amortized using straight line method over their estimated useful lives to their estimated residual value of zero. The weighted average useful lives are 8.7 years for favorable lease terms charter out.